Operating expenses (Narrative) (Details)	12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)
Disclosure Of Operating Expenses [Abstract]
Government rent subsidy		$ 0	$ 0		$ 38,440	$ 30,613
Description of wage subsidy	Under this program, qualifying business can receive a subsidy for a portion of their employees' wages.	Under this program, qualifying business can receive a subsidy for a portion of their employees' wages.
Government wage subsidy	$ 0			$ 0	$ 167,388	$ 133,699